Brighthouse Wellington Large Cap Research Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	12.30%	13.62%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	15.62%	12.01%	13.33%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	15.74%	12.14%	13.45%